Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses | ₪		₪ 368		₪ 233
Income receivables | ₪		8		38
Advances to suppliers | ₪		2,263		2,826
Government authorities | ₪		261		364
Forward transaction | ₪				158
Others | ₪		2,039		3,048
Total Other receivables and prepaid expenses | ₪		₪ 4,939		₪ 6,667
US Dollars [Member]
Disclosure of financial assets [line items]
Prepaid expenses | $			$ 118
Income receivables | $			3
Advances to suppliers | $			727
Government authorities | $			84
Forward transaction | $
Others | $			656
Total Other receivables and prepaid expenses | $	[1]		$ 1,588

[1]	Convenience Translation into US Dollars.